Annual Total Returns- Janus Henderson Triton Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Triton Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.72%	16.58%	36.48%	9.51%	1.31%	10.53%	27.01%	(5.16%)	28.42%	28.47%